CONVERTIBLE BOND PAYABLE (Details) - USD ($) $ in Millions				12 Months Ended
	May 05, 2021	Apr. 12, 2021	Feb. 25, 2021	Dec. 31, 2021
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount			$ 44
Convertible notes maturity year			2026	2026
Convertible notes interest rate percentage			1.00%
Effective interest rate			5.40%
Convertible notes interest rate percentage				1.00%
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount	$ 21
Convertible notes maturity year	2026			2026
Convertible notes interest rate percentage	1.00%			1.00%
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount		$ 90
Convertible notes maturity year		2026		2026
Convertible notes interest rate percentage		1.00%		1.00%